CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Brazil- 1.8%
TIM SA Brazil - ADR	13,620	$ 195,038

Canada- 4.8%
Kinross Gold Corporation (a)	43,500	361,920
Rogers Communications Inc - Class B	4,700	173,818
		535,738
China- 4.0%
BYD Co Ltd - H Shares	8,000	237,592
Haidilao International Holding Ltd	113,000	202,970
		440,562
Denmark- 3.3%
Novo Nordisk A/S	2,540	363,481

France- 6.7%
Bureau Veritas SA	8,940	248,501
Cie de Saint-Gobain	3,730	290,175
Ipsen SA	1,720	211,374
		750,050
Germany- 7.2%
Allianz SE	1,064	295,585
GEA Group AG	6,230	259,072
Heidelberg Materials A.G.	2,380	246,096
		800,753
Indonesia- 1.7%
Bank Rakyat Indonesia Persero Tbk PT	690,000	193,592

Israel- 2.3%
Check Point Software Technologies Ltd. (a)	1,580	260,700

Italy- 6.8%
Assicurazioni Generali SpA	10,320	256,975
Eni SpA	16,080	246,969
Intesa Sanpaolo SpA	68,260	253,750
		757,694
Japan- 19.1%
Aisin Corp	6,000	196,042
Hoshizaki Corp	7,536	239,739

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Japan- 19.1% (Continued)
Mitsubishi Heavy Industries Ltd	41,000	$ 441,434
Otsuka Corp.	12,900	248,854
SCREEN Holdings Co Ltd	2,000	181,345
Sony Group Corporation	2,600	221,608
Sumitomo Mitsui Financial Group, Inc.	5,300	355,815
Toyota Tsusho Corporation	12,900	252,144
		2,136,981
Korea (Republic Of)- 6.2%
Hanmi Pharm Co Ltd	980	191,450
Kia Corp	3,500	326,816
Orion Corp/Republic of Korea	2,500	166,535
		684,801
Mexico- 1.9%
Wal-Mart de Mexico SAB de CV	61,200	209,034

Singapore- 2.5%
DBS Group Holdings Ltd. (a)	10,670	281,047

Spain- 2.6%
Banco Santander S.A.	62,800	292,273

Switzerland- 4.9%
Novartis AG	2,350	250,242
UBS Group Ag	9,950	292,272
		542,514
Taiwan Province Of China- 3.3%
Quanta Computer Inc	38,000	362,345

Thailand- 2.3%
Bumrungrad Hospital PCL	38,000	255,161

United Kingdom- 10.9%
Coca-Cola Europacific Partners plc	3,950	287,838
J Sainsbury PLC	66,000	212,644
Prudential PLC	24,810	224,955
Rio Tinto Ltd.	2,740	217,015
Rolls-Royce Holdings plc	47,550	273,093
		1,215,545

Total Common Stocks (Cost $9,669,272)		$ 10,277,309

CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Schedule of Investments (Continued)
June 30, 2024 (Unaudited)

DEPOSITARY RECEIPTS - 5.7%	Shares	Value
Energy - 2.3%
Oil & Gas Producers - 2.3%
BP PLC - ADR	7,060	$ 254,866

Technology - 3.4%
Semiconductors - 3.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,160	375,430

Total Depositary Receipts (Cost $467,245)		$ 630,296

Total Investments at Value - 98.0% (Cost $10,136,517)		$ 10,907,605

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Government Portfolio - Class I, 5.22%(b) (Cost $150,282)	150,282	$ 150,282

Total Investments and Money Market Funds at Value - 99.4% (Cost $10,286,799)		$ 11,057,887

Other Assets in Excess of Liabilities - 0.6%		62,283

Net Assets - 100.0%		$ 11,120,170

ADR – American Depositary Receipt
A.S. – Anonim Sirketi
PLC – Public Limited Company
S.A. – Societe anonyme
(a) Non-income producing security.
(b) The rate shown is the 7-day effective yield as of June 30, 2024.